Revenue, Other Income and Other Gain - Schedule of Amount of Revenue Recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Analysis of Revenue [Line Items]
Revenue recognized	$ 895	$ 81	$ 6,000
Capital Market Solutions [Member]
Disclosure of Analysis of Revenue [Line Items]
Revenue recognized		$ 81	$ 6,000
Digital Solutions And Other Services [Member]
Disclosure of Analysis of Revenue [Line Items]
Revenue recognized	$ 895